Condensed Consolidated Statements of Operations - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Jun. 30, 2021	Jun. 30, 2020
Income Statement [Abstract]
Net Revenues	$ 245,991
Operating expenses:
Direct costs of revenue	137,647
General and administrative expenses	699,830	5,505	507,768	17,913
Depreciation	711
Amortization	96,800
Other		2,165
Total operating expenses	934,988	7,670	507,768	17,913
Loss from operations	(688,997)	(7,670)	(507,768)	(17,913)
Other (expense) income:
Other (expense) income, net	104,918
Interest expense and payroll tax penalties	(4,944)
Total other (expense) income	99,974
Loss before income taxes	(589,023)	(7,670)	(507,768)	(17,913)
Provision for income taxes
Net loss	$ (589,023)	$ (7,670)	$ (507,768)	$ (17,913)
Basic and Diluted (loss) per share	$ (0.00)	$ (0.00)	$ (0.00)	$ (0.00)
Basic and Diluted weighted average shares of common stock outstanding	234,953,286	249,418,545	249,220,391	249,418,545